Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Disclosure of Financial Instruments and Fair Value Measurements Explanatory

The carrying value and fair value of financial instruments by categories as of March 31, 2021 were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	3,380	—	—	—	—	3,380	3,380
Investments (Refer to Note 2.2)
Liquid mutual funds	—	—	205	—	—	205	205
Quoted debt securities	294	—	—	—	1,408	1,702	1,755(1)
Unquoted equity and preference securities	—	—	2	23	—	25	25
Unquoted Compulsorily convertible debentures	—	—	1	—	—	1	1
Unquoted investments others	—	—	10	—	—	10	10
Trade receivables	2,639	—	—	—	—	2,639	2,639
Unbilled revenues (3) (Refer to Note 2.12)	489	—	—	—	—	489	489
Prepayments and other assets (Refer to Note 2.4)	544	—	—	—	—	544	531(2)
Derivative financial instruments	—	—	23	—	3	26	26
Total	7,346	—	241	23	1,411	9,021	9,061
Liabilities:
Trade payables	362	—	—	—	—	362	362
Lease liabilities	728	—	—	—	—	728	728
Derivative financial instruments	—	—	8	—		8	8
Financial liability under option arrangements (Refer to Note 2.10)	—	—	95	—	—	95	95
Other liabilities including contingent consideration (Refer to Note 2.5)	1,351	—	22	—	—	1,373	1,373
Total	2,441	—	125	—	—	2,566	2,566

(1)	On account of fair value changes including interest accrued
(2)	Excludes interest accrued on quoted debt securities carried at amortized cost of $13 million
(3)	Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones

The carrying value and fair value of financial instruments by categories as of March 31, 2020 were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	2,465	—	—	—	—	2,465	2,465
Investments (Refer to Note 2.2)
Liquid mutual funds	—	—	278	—	—	278	278
Fixed maturity plan securities	—	—	65	—	—	65	65
Quoted debt securities	244	—	—	—	404	648	688(1)
Certificates of deposit	—	—	—	—	149	149	149
Unquoted equity and preference securities:	—	—	1	14	—	15	15
Unquoted investments others	—	—	7	—	—	7	7
Trade receivables	2,443	—	—	—	—	2,443	2,443
Unbilled revenues (3) (Refer to Note 2.12)	369	—	—	—	—	369	369
Prepayments and other assets (Refer to Note 2.4)	476	—	—	—	—	476	465(2)
Derivative financial instruments	—	—	7	—	1	8	8
Total	5,997	—	358	14	554	6,923	6,952
Liabilities:
Trade payables	377	—	—	—	—	377	377
Lease liabilities	612	—	—	—	—	612	612
Derivative financial instruments	—	—	62	—	3	65	65
Financial liability under option arrangements (Refer to Note 2.10)	—	—	82	—	—	82	82
Other liabilities including contingent consideration (Refer to Note 2.5)	1,054	—	45	—	—	1,099	1,099
Total	2,043	—	189	—	3	2,235	2,235

(1)	On account of fair value changes including interest accrued
(2)	Excludes interest accrued on quoted debt securities carried at amortized cost of $11 million
(3)	Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones

Schedule of Fair Value Hierarchy of Assets and Liabilities

Fair value hierarchy of assets and liabilities as of March 31, 2021:

(Dollars in millions)
	As of March 31, 2021	Fair value measurement at end of the reporting year using
		Level 1	Level 2	Level 3
Assets
Investments in liquid mutual fund units (Refer to Note 2.2)	205	205	—	—
Investments in quoted debt securities (Refer to Note 2.2)	1,755	1,556	199	—
Investments in unquoted equity and preference securities (Refer to Note 2.2)	25	—	—	25
Investments in unquoted compulsorily convertible debentures (Refer to Note 2.2)	1	—	—	1
Investment in unquoted investments others (Refer to Note 2.2)	10	—	—	10
Derivative financial instruments- gain on outstanding foreign exchange forward and option contracts	26	—	26	—
Liabilities
Derivative financial instruments- loss on outstanding foreign exchange forward and option contracts	8	—	8	—
Financial liability under option arrangements (Refer to Note 2.10)	95	—	—	95
Liability towards contingent consideration (Refer to Note 2.5)*	22	—	—	22

*	Discount rate pertaining to contingent consideration ranges from 8% to 14.5%

Fair value hierarchy of assets and liabilities as of March 31, 2020:

(Dollars in millions)
	As of March 31, 2020	Fair value measurement at end of the reporting period using
		Level 1	Level 2	Level 3
Assets
Investments in liquid mutual fund units (Refer to Note 2.2)	278	278	—	—
Investments in fixed maturity plan securities (Refer to Note 2.2)	65	—	65	—
Investments in quoted debt securities (Refer to Note 2.2)	688	618	70	—
Investments in certificate of deposit (Refer to Note 2.2)	149	—	149	—
Investments in unquoted equity and preference securities (Refer to Note 2.2)	15	—	—	15
Investment in unquoted investments others (Refer to Note 2.2)	7	—	—	7
Derivative financial instruments- gain on outstanding foreign exchange forward and option contracts	8	—	8	—
Liabilities
Derivative financial instruments- loss on outstanding foreign exchange forward and option contracts	65	—	65	—
Financial liability under option arrangements (Refer to Note 2.10)	82	—	—	82
Liability towards contingent consideration (Refer to Note 2.5)*	45	—	—	45

*	Discounted contingent consideration at 8% to 14%

Summary of Income from Financial Assets or Liabilities

Income from financial assets

(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
Interest income on financial assets carried at amortized cost	161	181	201
Interest income on financial assets fair valued through other comprehensive income	55	46	92
Dividend income on investments carried at fair value through profit or loss	1	—	—
Gain / (loss) on investments carried at fair value through profit or loss	10	26	24
Gain / (loss) on investments carried at fair value through other comprehensive income	11	6	—
	238	259	317

Schedule of Analysis of Foreign Currency Risk From Monetary Assets and Liabilities

The following table analyzes foreign currency risk from financial assets and liabilities as of March 31, 2021:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Net financial assets	2,140	466	181	167	232	3,186
Net financial liabilities	(957)	(352)	(85)	(110)	(187)	(1,691)
Total	1,183	114	96	57	45	1,495

The following table analyzes foreign currency risk from financial assets and liabilities as of March 31, 2020:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Net financial assets	1,969	378	183	109	226	2,865
Net financial liabilities	(804)	(231)	(88)	(44)	(134)	(1,301)
Total	1,165	147	95	65	92	1,564

Summary of Outstanding Foreign Forward and Options Contract

The following table gives details in respect of outstanding foreign exchange forward and options contracts:

	As of
	March 31, 2021		March 31, 2020
	In Million	In $ Million	In Million	In $ Million
Derivatives designated as cash flow hedges
Option Contracts
In Australian dollars	92	70	110	67
In Euro	165	194	120	131
In United Kingdom Pound Sterling	35	48	21	26
Other derivatives
Forward contracts
In Australian dollars	—	—	2	1
In Brazilian Real	—	—	57	14
In Canadian dollars	33	26	21	15
In Chinese Yuan	105	16	210	30
In Czech Koruna	313	14	—	—
In Euro	171	201	191	208
In New Zealand dollars	16	11	16	10
In Norwegian Krone	25	3	40	4
In Poland złoty	—	—	92	22
In Philippine Peso	800	16	—	—
In Romanian Leu	10	2	20	4
In Singapore dollars	241	194	177	126
In Swedish Krona	—	—	50	5
In Swiss Franc	27	29	1	1
In U.S. Dollars	1,139	1,139	1,048	1,048
In United Kingdom Pound Sterling	28	39	50	62
Option contracts
In Euro	65	76	—	—
In U.S. Dollars	404	404	555	555
		2,482		2,329

Summary of Derivative Financial Instruments into Relevant Maturity Groupings	The table below analyzes the derivative financial instruments into relevant maturity groupings based on the remaining period as of the balance sheet date:
(Dollars in millions)
	As of
	March 31, 2021	March 31, 2020
Not later than one month	842	752
Later than one month and not later than three months	1,104	1,153
Later than three months and not later than one year	536	424
	2,482	2,329

Summary of Reconciliation of Cash Flow Hedge Reserve

The following table provides the reconciliation of cash flow hedge reserve:

(Dollars in millions)
	Year ended March 31, 2021	Year ended March 31, 2020
Gain / (Loss)
Balance at the beginning of the period	(2)	3
Gain / (Loss) recognized in other comprehensive income during the period	(16)	3
Amount reclassified to profit or loss during the period	21	(10)
Tax impact on above	(1)	2
Balance at the end of the period	2	(2)

Summary of Quantitative Information About Offsetting of Derivative Financial Assets And Derivative Financial Liabilities

The following table provides quantitative information about offsetting of derivative financial assets and derivative financial liabilities:

(Dollars in millions)
	As of
	March 31, 2021		March 31, 2020
	Derivative financial asset	Derivative financial liability	Derivative financial asset	Derivative financial liability
Gross amount of recognized financial asset/liability	28	(10)	11	(68)
Amount set off	(2)	2	(3)	3
Net amount presented in balance sheet	26	(8)	8	(65)

Summary of Percentage of Revenues

The following table gives details in respect of percentage of revenues generated from top customer and top ten customers:

	(In %)
	Year ended March 31,
	2021	2020	2019
Revenue from top customer	3.2	3.1	3.6
Revenue from top ten customers	18.1	19.2	19.0

The table below presents disaggregated revenues from contracts with customers by geography and offerings for each of our business segments. The Group believes this disaggregation best depicts how the nature, amount, timing and uncertainty of revenues and cash flows are affected by industry, market and other economic factors.

Year ended March 31, 2021							(Dollars in millions)
Particulars	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues by Geography*
North America	2,636	1,313	916	935	692	1,086	638	104	8,320
Europe	865	562	390	605	535	22	272	29	3,280
India	212	8	31	5	7	40	2	87	392
Rest of the world	686	108	366	147	41	7	15	199	1,569
Total	4,399	1,991	1,703	1,692	1,275	1,155	927	419	13,561
Revenue by offerings
Digital	2,100	1,040	874	821	617	562	408	155	6,577
Core	2,299	951	829	871	658	593	519	264	6,984
Total	4,399	1,991	1,703	1,692	1,275	1,155	927	419	13,561

Year ended March 31, 2020							(Dollars in millions)
Particulars	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues by Geography*
North America	2,358	1,298	1,033	908	722	920	537	79	7,855
Europe	842	558	271	592	503	27	267	25	3,085
India	184	7	27	2	12	29	6	66	333
Rest of the world	645	113	356	150	48	5	12	178	1,507
Total	4,029	1,976	1,687	1,652	1,285	981	822	348	12,780
Revenue by offerings
Digital	1,626	867	681	631	489	357	260	97	5,008
Core	2,403	1,109	1,006	1,021	796	624	562	251	7,772
Total	4,029	1,976	1,687	1,652	1,285	981	822	348	12,780

Year ended March 31, 2019							(Dollars in millions)
Particulars	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues by Geography*
North America	2,290	1,255	796	838	619	844	438	61	7,141
Europe	698	548	271	507	499	15	287	22	2,847
India	172	3	8	—	12	20	2	75	292
Rest of the world	618	129	413	138	33	3	16	169	1,519
Total	3,778	1,935	1,488	1,483	1,163	882	743	327	11,799
Revenue by offerings
Digital	1,180	673	516	437	347	297	185	50	3,685
Core	2,598	1,262	972	1,046	816	585	558	277	8,114
Total	3,778	1,935	1,488	1,483	1,163	882	743	327	11,799

(1)	Financial Services include enterprises in Financial Services and Insurance
(2)	Retail includes enterprises in Retail, Consumer Packaged Goods and Logistics
(3)	Communication includes enterprises in Communication, Telecom OEM and Media
(4)	Life Sciences includes enterprises in Life sciences and Health care
(5)	Others include operating segments of businesses in India, Japan, China, Infosys Public Services & other enterprises in Public Services
*	Geographical revenues are based on the domicile of customer

Summary of Credit Risk Exposure
	(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
Balance at the beginning	93	91	69
Translation differences	2	(7)	(2)
Impairment loss recognized / (reversed)	25	23	34
Write offs	(17)	(14)	(10)
Balance at the end	103	93	91

Summary of Credit Receivable	The Group’s credit period generally ranges from 30-60 days.
(Dollars in millions)
	As of
	March 31, 2021	March 31, 2020
Trade receivables	2,639	2,443
Unbilled revenues	1,111	941

Summary of Contractual Maturities of Significant Financial Liabilities

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2021:

				(Dollars in millions)
	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	362	—	—	—	362
Other liabilities (excluding liabilities towards contingent consideration - Refer to Note 2.5)	1,264	56	27	4	1,351
Financial liability under option arrangements - (Refer to Note 2.10)	—	84	11	—	95
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	10	10	5	—	25

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2020:

				(Dollars in millions)
	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	377	—	—	—	377
Other liabilities (excluding liabilities towards contingent consideration - Refer to Note 2.5)	1,050	3	1	—	1,054
Financial liability under option arrangements - (Refer to Note 2.10)	—	—	82	—	82
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	29	10	9	—	48